INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Net loss for the year	$ (2,928,742)	$ (3,723,784)	$ (2,243,560)
Expected Income tax recovery based on statutory rate	(776,000)	(987,000)	(595,000)
Adjustment to expected income tax benefit
Permanent differences	145,000	342,000	100,000
Other	(32,000)	2,000	(7,000)
Change in unrecognized deferred tax asset	663,000	643,000	502,000
Income tax provision (recovery)	$ 0	$ 0	$ 0